Note 10 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31,
	2020	2019
	A$	A$
Legal, tax and accounting fees	254,348	427,635
Salary and related costs	231,290	175,241
Research and development costs	462	21,037
Patent fees	314,802	262,002
Inventory purchases	188,720	0
Occupancy expenses	111,142	90,770
Other	51,244	38,566
	1,152,008	1,015,251